Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of finance expenses

(in millions)	2022	2021	2020
Interest on long-term debt	$69	$72	$98
Interest on lease obligations	23	27	35
Commitment fees and amortization of debt issuance costs	13	12	18
Accretion costs and other	6	3	3
Total finance expenses	$111	$114	$154